Invested assets and net new money	12 Months Ended
Dec. 31, 2025
Disclosure Invested Assets And Net New Money [Line Items]
Invested assets and net new money
Note 30
Invested assets and net new money
The following
disclosures provide
a breakdown
of UBS AG’s
invested assets
and a
presentation of
their development,
including net new money, as required
by the Swiss Financial Market Supervisory Authority (FINMA).
Invested assets
Invested assets consist
of all client
assets managed by
or deposited with
UBS AG for investment
purposes. Invested assets
include managed
fund assets,
managed institutional
assets, discretionary
and advisory
wealth management
portfolios,
fiduciary deposits, time deposits, savings accounts, and wealth management securities or brokerage accounts. All assets held
for
purely
transactional
purposes
and
custody-only
assets,
including
corporate
client
assets
held
for
cash
management and transactional purposes, are excluded from invested assets, as UBS AG only administers the assets and does not offer
advice on how they
should be invested. Also
excluded are non-bankable
assets (e.g. art collections)
and
deposits from third-party banks for funding or trading purposes.
Discretionary assets are
defined as client
assets that UBS AG
decides how to
invest. Other invested
assets are those
where
the client ultimately decides how
the assets are invested. When
a single product is created
in one business division and
sold in
another, it
is counted
in both
the business
division managing
the investment
and the
one distributing
it. This
results
in
double
counting
within
UBS AG’s
total
invested
assets
and
net
new
money,
as
both
business
divisions
are
independently providing a service to their respective clients, and both add value and generate revenue.
Net new money
Net new money in a reporting period is the amount of invested assets entrusted to UBS AG by new and existing clients, less those withdrawn by existing clients and clients who terminated relationships with UBS AG.
Net new
money is
calculated using the
direct method, under
which inflows and
outflows to
/ from
invested assets are
determined
at the client
level, based
on transactions.
Interest and
dividend income
from invested
assets are
not counted
as
net new money
inflows. Market
and currency
movements,
as well as fees,
commissions
and interest
on loans charged,
are
excluded
from net
new money.
Also excluded
are effects
resulting
from any
acquisition
or divestment
of a UBS
subsidiary
or
business,
as well as
effects that result from UBS AG’s strategic decisions to exit a market or cease offering a service in a
particular location, or those resulting from new externally imposed regulations. Reclassifications between invested assets
and custody-only assets as a
result of a
change in service level
delivered are generally treated as
net new
money flows.
However, where
the change in service
level directly
results from
an externally
imposed regulation
or a strategic
decision by
UBS AG to exit a
market or cease offering a service in
a particular location,
the one-time net effect is reported as
Other
effects
.
The Investment Bank does not track invested assets and net new money. However, when a client is transferred from the
Investment Bank to another business division, this may produce net new money for the receiving business division
even
though the client’s assets were already with UBS AG.
Invested assets and net new money
As of or for the year ended
USD bn 31.12.25 31.12.24
Fund assets managed by UBS 674 639
Discretionary assets 2,663 2,213
Other invested assets 3,668 3,235
Total invested assets
1
7,005 6,087
of which: double counts 598 503
Net new money
1,2
36 81
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.
2 Includes double counts.
Development of invested assets
USD bn 2025 2024
Total invested assets at the beginning of the year
1,2
6,087 4,505
Net new money 36 81
Market movements
3
648 497
Foreign currency translation 274 (126)
Invested assets recognized upon the merger of Credit Suisse AG with UBS AG
4
1,153
Other effects (40) (23)
of which: acquisitions / (divestments) (4) (4)
Total invested assets at the end of the year
1,2
7,005 6,087
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.
2 Includes double counts.
3 Includes interest and dividend income.
4 Invested assets
recognized upon the merger of UBS AG and Credit Suisse AG were measured and reported as of 31 May 2024, the merger effective date, in alignment with UBS AG’s
accounting policies.